Schedule of Investments - Virtus WMC International Dividend ETF

July 31, 2024 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 97.3%
Australia - 7.7%
Ampol Ltd.	824	$18,035
APA Group	18,042	93,327
Aurizon Holdings Ltd.	40,727	99,076
BHP Group Ltd.	4,721	130,593
Computershare Ltd.	2,417	43,704
Dexus	2,784	12,781
Fortescue Ltd.	3,697	45,621
GPT Group (The)	3,364	10,185
Rio Tinto PLC	2,986	192,930
Stockland	18,885	56,809
Transurban Group	1,132	9,631
Woodside Energy Group Ltd.	1,579	28,499
Total Australia		741,191
Austria - 1.0%
OMV AG	2,402	100,603
Belgium - 0.1%
Ageas SA/NV	258	12,325
Canada - 12.7%
Bank of Montreal	602	50,775
Bank of Nova Scotia (The)	2,703	126,218
BCE, Inc.	2,940	99,168
Canadian Imperial Bank of Commerce	2,441	126,236
Emera, Inc.	2,529	91,294
Enbridge, Inc.	3,319	124,211
IGM Financial, Inc.	368	10,427
Keyera Corp.	3,326	93,831
Manulife Financial Corp.	5,412	144,174
Royal Bank of Canada	120	13,409
Sun Life Financial, Inc.	240	11,914
TC Energy Corp.	3,315	140,749
TELUS Corp.	6,500	104,940
Toronto-Dominion Bank (The)	1,444	85,271
Total Canada		1,222,617
China - 1.6%
BOC Hong Kong Holdings Ltd.	32,088	93,436
SITC International Holdings Co., Ltd.	27,638	61,553
Total China		154,989
Denmark - 1.0%
Tryg A/S	4,499	98,522
Finland - 1.8%
Elisa OYJ	920	42,834
Kesko OYJ Class B	5,077	91,759
Kone OYJ Class B	541	27,612
UPM-Kymmene OYJ	287	9,483
Total Finland		171,688
France - 7.6%
AXA SA	3,505	123,244
Bouygues SA	2,878	99,484
Engie SA	3,943	62,047
Gecina SA	250	24,811
Orange SA	9,866	109,444
TotalEnergies SE	3,328	225,036
Vinci SA	819	93,600
Total France		737,666
Germany - 5.3%
Allianz SE	723	204,067
BASF SE	1,759	82,049
Deutsche Post AG	1,533	68,437
Evonik Industries AG	560	11,373
Security Description	Shares	Value

COMMON STOCKS (continued)
Germany (continued)
Mercedes-Benz Group AG	1,968	$130,263
Siemens AG	68	12,468
Total Germany		508,657
Hong Kong - 1.6%
Hang Seng Bank Ltd.	2,441	29,947
Link REIT	3,908	16,507
MTR Corp. Ltd.	13,154	42,596
Power Assets Holdings Ltd.	8,404	53,568
Sino Land Co., Ltd.	9,715	10,047
Total Hong Kong		152,665
Italy - 5.3%
Banco BPM SpA	1,766	12,232
Enel SpA	14,351	102,414
Eni SpA	2,536	40,614
Generali	4,703	121,800
Intesa Sanpaolo SpA	32,747	132,920
Snam SpA	21,966	105,004
Total Italy		514,984
Japan - 16.1%
Astellas Pharma, Inc.	3,400	39,662
Brother Industries Ltd.	1,678	34,869
Canon, Inc.	4,220	133,582
Daito Trust Construction Co., Ltd.	832	100,720
Daiwa House Industry Co., Ltd.	345	9,887
Disco Corp.	49	16,178
Honda Motor Co., Ltd.	12,068	132,679
Isuzu Motors Ltd.	6,342	87,528
Japan Tobacco, Inc.	4,478	132,542
Komatsu Ltd.	2,748	79,924
Kyocera Corp.	4,571	58,005
MS&AD Insurance Group Holdings, Inc.	1,514	36,201
Murata Manufacturing Co. Ltd.	716	16,016
Obic Co., Ltd.	189	28,765
Otsuka Corp.	814	18,100
SBI Holdings, Inc.	1,677	44,140
SCSK Corp.	4,740	93,452
Seiko Epson Corp.	553	9,710
Sekisui House Ltd.	4,415	111,403
SoftBank Corp.	6,028	79,070
Sumitomo Corp.	1,696	42,772
Takeda Pharmaceutical Co., Ltd.	3,237	92,958
Tokio Marine Holdings, Inc.	1,501	60,339
Toyota Motor Corp.	4,716	92,837
Total Japan		1,551,339
Netherlands - 0.4%
ASR Nederland NV	194	9,736
Koninklijke Ahold Delhaize NV	841	27,105
Total Netherlands		36,841
New Zealand - 1.1%
Spark New Zealand Ltd.	39,665	101,981
Norway - 2.8%
Aker BP ASA	4,053	98,403
Equinor ASA	2,533	67,326
Salmar ASA	401	23,081
Telenor ASA	7,208	85,884
Total Norway		274,694
Singapore - 4.0%
CapitaLand Ascendas REIT	4,707	9,578

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

July 31, 2024 (unaudited)

Security Description	Shares	Value

COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Integrated Commercial Trust	6,695	$10,418
DBS Group Holdings Ltd.	3,458	94,657
Oversea-Chinese Banking Corp. Ltd.	11,766	130,714
Singapore Technologies Engineering Ltd.	28,754	95,079
United Overseas Bank Ltd.	1,996	48,306
Total Singapore		388,752
Spain - 3.9%
ACS Actividades de Construccion y Servicios SA	2,432	108,598
Aena SME SA(1)	166	31,457
Banco Bilbao Vizcaya Argentaria SA	7,050	74,040
CaixaBank SA	19,409	113,135
Iberdrola SA	807	10,638
Telefonica SA	7,665	34,667
Total Spain		372,535
Sweden - 1.4%
Tele2 AB Class B	9,962	102,511
Volvo AB Class B	1,420	36,239
Total Sweden		138,750
Switzerland - 5.7%
Adecco Group AG	2,349	80,178
Novartis AG	2,714	304,809
SGS SA	658	72,041
Zurich Insurance Group AG	178	97,988
Total Switzerland		555,016
United Kingdom - 10.5%
British American Tobacco PLC	4,835	170,618
Hargreaves Lansdown PLC	1,353	19,220
HSBC Holdings PLC	8,368	75,732
Imperial Brands PLC	4,280	117,966
Legal & General Group PLC	37,786	112,550
M&G PLC	9,798	26,741
National Grid PLC	9,770	123,839
Phoenix Group Holdings PLC	14,435	101,506
Reckitt Benckiser Group PLC	1,024	54,999
Unilever PLC	2,684	164,791
Vodafone Group PLC	49,152	45,773
Total United Kingdom		1,013,735
United States - 5.7%
Roche Holding AG	404	131,545
Sanofi SA	2,075	214,080
Shell PLC	719	26,250
Stellantis NV	3,812	63,550
Swiss Re AG	956	118,118
Total United States		553,543
Total Common Stocks
(Cost $8,417,942)		9,403,093

PREFERRED STOCKS - 1.7%

Germany - 1.7%
Bayerische Motoren Werke AG, 7.57%	1,260	108,205
Volkswagen AG, 8.83%	470	52,493
Total Germany		160,698

Total Preferred Stocks
(Cost $181,633)		160,698

TOTAL INVESTMENTS - 99.1%
(Cost $8,599,575)		9,563,791
Other Assets in Excess of Liabilities - 0.9%		104,071
Net Assets - 100.0%		$9,667,862

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2024, the aggregate value of these securities was $31,457, or 0.3% of net assets.

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

July 31, 2024 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$9,403,093	$—	$—	$9,403,093
Preferred Stocks	160,698	—	—	160,698
Total	$9,563,791	$—	$—	$9,563,791

Sector Breakdown
As of July 31, 2024 (based on net assets)

Financials	26.5%*
Industrials	11.4%
Energy	10.0%
Communication Services	8.3%
Health Care	8.1%
Consumer Staples	8.1%
Consumer Discretionary	8.1%
Utilities	6.7%
Materials	4.9%
Information Technology	4.2%
Real Estate	2.7%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

* Amounts represent investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.